Related Party Transactions	12 Months Ended
Oct. 31, 2018
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Related Party Transactions

19.	Related Party Transactions

During the period ended October 31, 2018, the Company incurred the following related party transactions:

i)	Through its wholly owned subsidiary, GRU Properties, LLC leased 41.92 acres of real property located in Trail, Oregon owned by the Company’s President and CEO. The lease expires on December 31, 2020. Rent of $65,000 was included in facility expense for the year ended October 31, 2018 (2017 - $50,000). The Company had $5,500 (October 31, 2017 - $45,000) owing in accounts payable and accrued liabilities at October 31, 2018.

ii)	The Company incurred employee/director fees of $48,000 (2017 - $14,000) with an individual related to the Company’s President and CEO. At October 31, 2018, due to employee/ director includes $14,000 (October 31, 2017 - $14,000) and accounts payable and accrued liabilities includes $12,000 (October 31, 2017 - $14,000) payable to this individual.

iii)	The Company incurred fees related to marketing and promotion services of $239,568 (2017 - $89,504) from two companies owned by the Company’s Chief Strategy Officer (“CSO”). At October 31, 2018, accounts payable and accrued liabilities includes $25,054 (October 31, 2017 - $4,362) payable to these companies.

iv)	The Company incurred fees related to computer services of $Nil (2017 - $9,060) from a company owned by an individual related to the Company’s President and CEO. As at October 31, 2018, accounts payable and accrued liabilities includes $Nil (October 31, 2017 - $Nil) payable to this company.

v)	Key management personnel consists of the President and CEO; Executive Vice President, CFO/General Counsel; and the CSO. The compensation paid or payable to key management for services for the periods ended October 31, 2018 and 2017 is as follows:

	2018	2017
Salaries and consulting fees	$533,568	$235,504
Unit-based compensation	$1,049,565	$-

Accounts payable and accrued liabilities at October 31, 2018 includes $218,690 (October 31, 2017 - $258,238) and due to employee/ directors includes $90,000 (October 31, 2017 - $90,000) payable to these parties.

Additional related party transactions are disclosed in notes 12(vi) and 12(x)

The transactions are in the normal course of operations and are measured at the exchange amounts being the amounts agreed to by the parties.